Employee Retirement Plans - Schedule of Liabilities Related to Pension Plan (Details) - Ovation Pension Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 0	$ 0
Noncurrent liabilities	(32,986)	(48,453)
Total	$ (32,986)	$ (48,453)